Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Line Items]
Allowances for doubtful accounts	$ 5,195	$ 6,051
Ordinary shares, authorized	25,000,000	25,000,000
Ordinary shares, issued	15,318,958	15,307,402
Ordinary shares, outstanding	14,750,338	14,738,782
Number of treasury shares	568,620	568,620
NIS [Member]
Statement of Financial Position [Line Items]
Ordinary shares, par value	$ 1	$ 1